Note 27 - Earnings Per Share - Earnings Per Share Computations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Statement Line Items [Line Items]
Issued shares at the beginning of year (note 25) (in shares)	12,118,823	10,763,041	10,603,153
Weighted average shares issued (in shares)	51,462	940,489	138,736
Weighted average number of shares at December 31 (in shares)	12,170,285	11,703,530	10,741,889
Weighted average at December 31 (in shares)	12,170,285	11,703,530	10,741,889
Effect of dilutive options (in shares)	6,933	13,173	5,229
Weighted average number of shares (diluted) at December 31 (in shares)	12,177,218	11,716,703	10,747,118
Profit for the year attributable to owners of the Company (basic and diluted) | $	$ 18,405	$ 20,780	$ 42,018
Blanket Mine Employee Trust Adjustment | $	(326)	(485)	(986)
Profit attributable to ordinary shareholders (basic and diluted) | $	$ 18,079	$ 20,295	$ 41,032
Basic earnings per share - $	1.49	1.73	3.82
Diluted earnings per share - $	1.48	1.73	3.81